SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segmented Information Tables Abstract
Reportable segment results

For the year ended December 31, 2018, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Statement of Operations:
Revenues	4,239	9,298	2,013	15,550

Expenses:
Operating expenses	(7,528)	(8,211)	(209)	(15,948)
Exploration and evaluation	(15,457)	-	-	(15,457)
General and administrative	(17)	-	(7,172)	(7,189)
Impairment expense	(6,086)	-	-	(6,086)
	(29,088)	(8,211)	(7,381)	(44,680)
Segment income (loss)	(24,849)	1,087	(5,368)	(29,130)

Revenues – supplemental:
Environmental services	-	9,298	-	9,298
Management fees	-	-	2,013	2,013
Toll milling services–deferred revenue	4,239	-	-	4,239
	4,239	9,298	2,013	15,550

Capital additions:
Property, plant and equipment	19,001	95	-	19,096

Long-lived assets:
Plant and equipment
Cost	98,737	4,399	294	103,430
Accumulated depreciation	(20,982)	(2,927)	(177)	(24,086)
Mineral properties	178,947	-	-	178,947
	256,702	1,472	117	258,291

For the year ended December 31, 2017, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Statement of Operations:
Revenues	5,029	9,232	1,806	16,067

Expenses:
Operating expenses	(5,304)	(8,230)	(224)	(13,758)
Exploration and evaluation	(16,643)	-	-	(16,643)
General and administrative	(16)	-	(7,664)	(7,680)
Impairment reversal	331	-	-	331
	(21,632)	(8,230)	(7,888)	(37,750)
Segment income (loss)	(16,603)	1,002	(6,082)	(21,683)

Revenues – supplemental:
Environmental services	-	9,232	-	9,232
Management fees	-	-	1,806	1,806
Toll milling services	587	-	-	587
Toll milling services–deferred revenue	4,442	-	-	4,442
	5,029	9,232	1,806	16,067

Capital additions:
Property, plant and equipment	1,035	51	-	1,086

Long-lived assets:
Plant and equipment
Cost	98,558	4,334	294	103,186
Accumulated depreciation	(17,652)	(2,724)	(140)	(20,516)
Mineral properties	166,332	-	-	166,332
	247,238	1,610	154	249,002

As at January 1, 2017, reportable segment amounts for the Company’s long-lived assets were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total

Long-lived assets:
Plant and equipment
Cost	99,278	4,378	294	103,950
Accumulated depreciation	(14,339)	(2,495)	(96)	(16,930)
Mineral properties	165,372	-	-	165,372
	250,311	1,883	198	252,392

Denison’s revenue portfolio consists of short and long-term sales commitments. The following table summarizes the expected future revenue, by segment, based on the customer contract commitments and information that exists as at December 31, 2018:

(in thousands)	2019	2020	2021	2022	2023	There- after	Total

Revenues – by Segment:
Canada Mining
Toll milling services – APG Arrangement	4,567	4,567	4,567	4,567	4,567	46,724	69,559
D.E.S
Environmental services	4,761	874	-	-	-	-	5,635
Corporate and Other
Management fees	489	-	-	-	-	-	489
Total Revenue Commitments	9,817	5,441	4,567	4,567	4,567	46,724	75,683